Document and Entity Information	May 08, 2017
Prospectus:
Document Type	497
Document Period End Date	May 08, 2017
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	May 08, 2017
Document Effective Date	May 08, 2017
Prospectus Date	Nov. 28, 2016
PACE® Intermediate Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCIFX
PACE® Intermediate Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PIFAX
PACE® Intermediate Fixed Income Investments | Class C
Prospectus:
Trading Symbol	PIICX
PACE® Intermediate Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PIFYX
PACE® Global Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCGLX
PACE® Global Fixed Income Investments | CLASS A
Prospectus:
Trading Symbol	PWFAX
PACE® Global Fixed Income Investments | CLASS C
Prospectus:
Trading Symbol	PWFCX
PACE® Global Fixed Income Investments | CLASS Y
Prospectus:
Trading Symbol	PWFYX
PACE® Global Real Estate Securities Investments | Class A
Prospectus:
Trading Symbol	PREAX
PACE® Global Real Estate Securities Investments | Class C
Prospectus:
Trading Symbol	PREEX
PACE® Global Real Estate Securities Investments | Class Y
Prospectus:
Trading Symbol	PREYX
PACE® Global Real Estate Securities Investments | Class P
Prospectus:
Trading Symbol	PREQX
PACE® Alternative Strategies Investments | Class A
Prospectus:
Trading Symbol	PASIX
PACE® Alternative Strategies Investments | Class C
Prospectus:
Trading Symbol	PASOX
PACE® Alternative Strategies Investments | Class Y
Prospectus:
Trading Symbol	PASYX
PACE® Alternative Strategies Investments | Class P
Prospectus:
Trading Symbol	PASPX